Common shareholder's equity, mezzanine equity, and non controlling interests - Common shareholder (Details) - USD ($)		12 Months Ended
	Nov. 05, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 06, 2020
Common shareholder
Common shares authorized (in shares)		500,000,000
Common shares par value (in dollars per share)		$ 0.01			$ 0.01
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued beginning of the year (in shares)		115,299,341	115,151,251	120,000,000
Shares outstanding beginning of the year (in shares)		115,299,341	115,151,251	120,000,000
Issuance of shares (in shares)		0	148,090	4,670,531
Shares redeemed (in shares)	(9,519,280)	0	0	(9,519,280)
Shares issued end of the year (in shares)		115,299,341	115,299,341	115,151,251
Shares outstanding end of the year (in shares)		115,299,341	115,299,341	115,151,251
Value of shares redeemed	$ 164,000,000.0
Common dividends paid		$ 0	$ 0	$ 0
Series B preference shares
Common shareholder
Preferred shares authorized (in shares)	15,000,000	15,000,000
Preferred shares par value (in dollars per share)	$ 0.01	$ 0.01